Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MARKET TRUST
Entity Central Index Key	0000095603
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000099688
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class A
Trading Symbol	AAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.21%

Gross expense ratio as of the latest prospectus: 1.28%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
AssetsNet	$ 4,426,891,863
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 16,785,426
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

C000099689
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class C
Trading Symbol	AAAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.96%

Gross expense ratio as of the latest prospectus: 2.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.96%
AssetsNet	$ 4,426,891,863
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 16,785,426
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

C000101767
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class R
Trading Symbol	AAAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$77	1.46%

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%
AssetsNet	$ 4,426,891,863
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 16,785,426
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

C000151995
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class R6
Trading Symbol	AAAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.90%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 4,426,891,863
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 16,785,426
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

C000099690
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class S
Trading Symbol	AAASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$55	1.05%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 4,426,891,863
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 16,785,426
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426

C000099691
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Institutional Class
Trading Symbol	AAAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.90%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 4,426,891,863
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 16,785,426
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,426,891,863
Number of Portfolio Holdings	143
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	16,785,426